DIGITAL ASSETS (Tables)	12 Months Ended
Mar. 31, 2026
Digital Assets
Schedule of Digital assets

	March 31,
	2026	2025
Approximate number of TON Tokens held	2,379,165	—
TON Tokens, fair value (in thousands)	$2,492	$—
Digital assets, fair value (in thousands)	$2,492	$—

Schedule of digital assets purchases

	For the fiscal year ended
	March 31,
	2026
	TON	Bitcoin	Total
Digital asset value as of April 1	$—	$—	$—
Contribution of digital assets	1,382	420	1,802
Unrealized losses on digital assets recognized in Statement of Operations	(1,411)	—	(1,411)
Digital assets sold	(2,921)	—	(2,921)
Payments on external debt using digital assets	(1,825)	—	(1,825)
Digital asset purchases	3,617	—	3,617
Receipt of digital assets receivable	6,667	—	6,667
Realized (loss) gain on sale of digital assets	(1,705)	5	(1,700)
Realized loss on novation of digital assets to investor	(676)	—	(676)
Revenue received in digital assets	69	—	69
Tokens used to settle put rights	(1,130)	—	(1,130)
Digital assets exchanged	425	(425)	—
Digital assets transacted
Digital asset value as of March 31	$2,492	$—	$2,492

schedule of TON tokens currently locked

Fiscal 2027	1,121,493
Fiscal 2028	986,077
Fiscal 2029	169,538
total	2,277,108

Schedule of movements in Receivables – digital assets

	For the year ended
	March 31,
	2026
	USD1	Locked TON	Total
Digital asset value as of April 1	$—	$—	$—
Contribution of digital asset and stablecoin receivables	15,000	9,016	24,016
Change in fair value of digital assets receivable	—	(2,349)	(2,349)
Receipt of digital asset receivables		(6,667)	(6,667)
Tokens used to settle put rights	(15,000)	—	(15,000)
Digital asset receivable as of March 31	$—	$—	$—